Notes payable (Tables)	12 Months Ended
Dec. 31, 2019
Notes Payable [Abstract]
Notes payable
	As at December 31,	As at December 31,
USD'000	2019	2018
Short-term loan	4,021	6,718
Short-term loan from shareholders	82	79
Total notes payable	4,103	6,797